Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Receipts from customers	$ 4,534	$ 4,231	$ 4,154
Payments to suppliers and employees	(3,383)	(2,929)	(2,904)
Cash generated from operations	1,151	1,302	1,250
Dividends received from joint ventures	6	37	57
Refunds during the year	14	12	21
Taxation paid	(174)	(165)	(184)
Net cash inflow (outflow) from operating activities from continuing operations	997	1,186	1,144
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	(5)
Net cash inflow (outflow) from operating activities	997	1,186	1,139
Cash flows from investing activities
Capital expenditure	(829)	(706)	(664)
Expenditure on intangible assets	(1)	(5)	(3)
Proceeds from disposal of tangible assets	7	4	6
Other investments acquired	(91)	(73)	(86)
Proceeds from disposal of other investments	78	61	81
Investments in associates and joint ventures	(27)	(11)	(11)
Proceeds from disposal of associates and joint ventures	0	10	1
Loans advanced to associates and joint ventures	(6)	(4)	(5)
Loans repaid by associates and joint ventures	0	0	2
Proceeds from disposal of business and subsidiary	0	0	819
Costs on disposal of business	0	0	(7)
Cash balances in assets disposed	0	0	(2)
Decrease (increase) in cash restricted for use	(8)	8	(17)
Interest received	15	14	25
Net cash inflow (outflow) from investing activities from continuing operations	(862)	(702)	139
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	(59)
Net cash inflow (outflow) from investing activities	(862)	(702)	80
Cash flows from financing activities
Proceeds from borrowings	815	787	421
Repayment of borrowings	(767)	(1,333)	(1,288)
Finance costs paid	(138)	(172)	(251)
Bond settlement premium, RCF and bond transaction costs	0	(30)	(61)
Dividends paid	(58)	(15)	(5)
Net cash inflow (outflow) from financing activities from continuing operations	(148)	(763)	(1,184)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	(2)
Net cash inflow (outflow) from financing activities	(148)	(763)	(1,186)
Net increase (decrease) in cash and cash equivalents	(13)	(279)	33
Translation	3	10	(17)
Cash and cash equivalents at beginning of year	215	484	468
Cash and cash equivalents at end of year	205	215	484
Project capital
Cash flows from investing activities
Capital expenditure	(156)	(93)	(105)
Stay-in-business capital [Member]
Cash flows from investing activities
Capital expenditure	$ (673)	$ (613)	$ (559)